Business Combination (Details)	Oct. 12, 2022 HKD ($)
Techlution Service Limited [Member]
Business Acquisition [Line Items]
Cash	$ 5,000,000
Percentage of equity interest	100.00%
Neural Sense Limited [Member]
Business Acquisition [Line Items]
Cash	$ 5,000,000
Percentage of equity interest	100.00%